Liabilities to Credit Institutions	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Liabilities to Credit Institutions

25. Liabilities to credit institutions

	2023	2022
Non-current liabilities to credit institutions	114,249	2,668
Current liabilities to credit institutions	6,056	49,922
Total	120,305	52,590

As of December 31, 2023 the Liabilities to credit institutions balance amounts to $120.3 million and is related to outstanding amounts under the TLB Credit Agreement (as defined below), the EIF Facility (as defined below). As of December 31, 2022, the Liabilities to credit institutions balance amounted to $52.6 million, and were related to outstanding amounts under the SRCF Agreement and the EIF Facility.

The European Investment Fund guaranteed three-year term loan facility with Svensk Exportkredit (the “EIF Facility”) was entered into in October 2019. In October 2022, the EIF Facility was amended to extend the term for another three years, with a maturity date in October 2025. The loan facility and interest margin remain unchanged. As of December 31, 2023 and December 31, 2022, the Group had €2.5 million (equivalent of $2.8 million) and €3.8 million (equivalent of $4.0 million), respectively, outstanding on the EIF Facility, including accrued interest.

In April 2023, the Company entered into a Term Loan B Credit Agreement (the “TLB Credit Agreement”) with, amongst others, Silver Point Finance LLC as Syndication Agent and Lead Lender, J.P. Morgan SE, as Administrative Agent and Wilmington Trust (London) Limited as Security Agent, including a term loan facility of $130 million borrowed by Oatly AB. The term of the TLB Credit Agreement is five years from the funding date of the term loan facility, and the term loan facility is subject to 1% amortization per annum paid in quarterly instalments. Borrowings carry an interest rate of Term SOFR (with floor of 2.50%) plus 7.5% or Base Rate (with floor of 3.50%) plus 6.5%. The TLB Credit Agreement, contains maintenance financial covenants such as minimum EBITDA, total net leverage ratio and liquidity requirements. The TLB Credit Agreement also contains certain negative covenants, including but not limited to restrictions on indebtedness, limitations on liens, fundamental changes covenant, asset sales covenant, and restricted payments covenant. The debt under the TLB Credit Agreement ranks pari passu with, and shares in the same security and guarantees from the Group as the EIF Facility and the SRCF Agreement by way of the Intercreditor Agreement. As of December 31, 2023 the Group had $117.5 million outstanding on the TLB Credit Agreement, including accrued interest and net after original issue discount and transaction costs.

In April 2023, the SRCF Agreement was amended and restated whereby, among other things, (i) the term of the SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option, (ii) the lender group under the SRCF Agreement was reduced to JP Morgan SE, BNP Paribas SA, Bankfilial Sverige, Coöperatieve Rabobank U.A. and Nordea Bank Abp, filial i Sverige and the commitments under the SRCF Agreement were reduced to SEK 2,100 million (equivalent of $192.1 million), with an uncommitted incremental revolving facility option of up to SEK 500 million (equivalent of $45.7 million), (iii) the initial margin was reset at 4.00% p.a., (iv) the tangible solvency ratio, minimum EBITDA, minimum liquidity and total net leverage ratio financial covenants were reset, (v) the existing negative covenants were amended to further align with those included in the TLB Credit Agreement, including in relation to incurrence of indebtedness, and (vi) the debt under the SRCF Agreement ranks pari passu with, and shares in the same security and guarantees from the Group as, the EIF Facility and the TLB Credit Agreement by way of the Intercreditor Agreement. As of December 31, 2023, the Group had no utilized loan amounts under the amended SRCF Agreement. As of December 31, 2022, the Group had utilized loan amounts under the previous SRCF agreement of SEK 507 million (equivalent of $48.6 million), including accrued interest.

In May 2023, (i) the SRCF Agreement was amended pursuant to an amendment letter to, among other things, ensure that the HH Notes constitute “PIPE Financing” under and as defined in the SRCF Agreement and (ii) the TLB Credit Agreement was amended pursuant to an amendment agreement to, among other things, ensure that the HH Notes constitute “Convertible Bonds” under and as defined in the TLB Credit Agreement. See Note 27 Convertible Notes for more information on the Company’s Convertible Notes.

The EIF Facility, TLB Credit Agreement and the SRCF Agreement benefit from the same guarantees. Refer to Note 3 Financial risk management for further details.

In November 2022, the Group's indirect subsidiary Oatly Shanghai Co., Ltd. entered into a RMB 150 million (equivalent of $20.7 million) working capital credit facility with China Merchants Bank Co., Ltd. Shanghai Branch (the “CMB Credit Facility”). As of December 31, 2022, there were no outstanding borrowings under the CMB Credit Facility. In November 2023, the CMB Credit Facility was terminated.

For changes in facilities and borrowings after the reporting period, see Note 35 Events after the end of the reporting period.